Equity dividends (Tables)	6 Months Ended
Sep. 30, 2020
Equity dividends
Schedule of dividends declared and proposed

Equity dividends

	Six months ended 30 September
	2020	2019
	€m	€m

Declared during the financial period:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share)	1,205	1,112

Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	1,207	1,205